Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Cherry Blossom [Member] USD ($)	Dec. 31, 2011 Sam [Member] USD ($)	Dec. 31, 2011 Daito [Member] EUR (€)
Operating leases, future minimum payments due [Abstract]
Operating leases, future minimum payments due, current	$ 7.7
Operating leases, future minimum payments, due in two years	5.6
Operating leases, future minimum payments, due in three years	4.1
Operating leases, future minimum payments, due in four years	3.3
Operating leases, future minimum payments, due in five years	1.8
Operating leases, future minimum payments, due thereafter	15.8
Rent expense	11.7	10.4	10.7
Loss Contingencies [Line Items]
Book value of brined cherries held by Cherry Blossom				0.5
Amount owed by Cherry Blossom to Crossroads				1.4
Number of acres in vineyard near the dehydration (in acres)					135
The value (monetary amount) of the award the plaintiff seeks in the legal matter					1.0	3.8
Revenue from sales of Daito products by SCT						4
Requirement time notice for termination (in months)						6M
Revenue from sale of SCT products by Daito						0.4
Requested period of notice by Company due to length of relationship (in months)						36
Length of relationship between the parties (in years)						20
Damages to SCT					1.0	3.8
The amount of the counter-claims asserted by Daito against SCT for unlawful termination of Daito's distributorship in Japan						€ 1.5